Commitments, liabilities and contingencies	12 Months Ended
Mar. 31, 2026
Disclosure of Commitments and Contingent Liabilities [Abstract]
Commitments, liabilities and contingencies
48.
Commitments, liabilities and contingencies (to the extent not provided for)
(i)
Contingent liabilities

Description	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	484	484	5
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,289	1,289	14
Income tax disallowances / demands under litigation#	257	252	3
Others^	2,983	3,872	41

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes: (a) Disputes related to land; (b) Water tax on Electricity Generation Act, 2012; (c) Periphery charges (March 31, 2026: INR 1,241 March 31, 2025: INR 1,114); (d) Compensation for short-supply; and (e) Forecasting, Scheduling, Deviation Settlement Mechanism (DSM Regulations, 2018) (f) Countervailing duty & Anti-Dumping duty etc.

(ii)
Commitments

Estimated amount of contracts remaining to be executed on capital account and not provided for in the financial statements

As at March 31, 2026, the Group has capital commitment (net of advances) pertaining to commissioning of wind and solar energy projects of INR 64,661 (March 31, 2025: INR 56,528).

Guarantees

The Group has obtained various guarantees from financial institutions as part of the bidding process for the development of renewable energy projects. In addition, the Group has issued irrevocable performance bank guarantees to secure its obligations relating to the construction of renewable power plants and associated transmission infrastructure, as required under the respective Power Purchase Agreements (PPAs). The Group has also issued Debt Service Reserve Account (DSRA), bid security, and other guarantees in the ordinary course of business. The aggregate outstanding amount of such guarantees was INR 44,815 as of March 31, 2026 (March 31, 2025: INR 48,017).

The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices.